                        PUTNAM HARTFORD CAPITAL MANAGER
                                    SERIES V
               PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam American Government Income Sub-Account, Putnam Growth Opportunities Sub-Account and Putnam Technology Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                   YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                              WITHOUT THE     WITH THE OPTIONAL
                             OPTIONAL DEATH     DEATH BENEFIT
                                BENEFIT          (UNAUDITED)
                                  1999              1999            1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1,
 1995)
Accumulation Unit Value at
 beginning of period            $ 8.552            $ 9.994        $ 9.176    $10.903    $10.135    $10.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $17.505            $17.488        $ 8.552    $ 9.176    $10.903    $10.135         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            8,029                 22          6,219      7,445      6,980      1,292         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period            $12.489            $12.713        $12.841    $12.127    $11.302    $ 9.622    $10.188    $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $12.532            $12.520        $12.489    $12.841    $12.127    $11.302    $ 9.622    $10.188
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           22,092                 42         23,713     21,017     18,268     11,006      8,609      4,428
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
 FUND OF BOSTON SUB-
 ACCOUNT
 (Inception date May 1,
 1998)
Accumulation Unit Value at
 beginning of period            $21.492            $10.984        $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $10.063            $10.053        $21.492         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           14,825                110          4,471         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $30.256            $31.376        $27.026    $22.902    $20.087    $16.355    $16.988    $14.665
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $33.370            $33.337        $30.256    $27.026    $22.902    $20.087    $16.355    $16.988
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           15,126                  5         16,653     16,683     14,342     10,181      8,665      4,491
---------------------------------------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                              WITHOUT THE     WITH THE OPTIONAL
                             OPTIONAL DEATH     DEATH BENEFIT
                                BENEFIT          (UNAUDITED)
                                  1999              1999            1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1,
 1990)
Accumulation Unit Value at
 beginning of period            $24.940            $25.979        $19.497    $17.294    $14.963    $13.119    $13.432    $10.289
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $40.580            $40.540        $24.940    $19.497    $17.294    $14.963    $13.119    $13.432
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           40,918                 22         42,487     43,485     39,498     25,154     20,285      8,312
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $45.567            $50.800        $40.036    $32.703    $27.201    $20.178    $20.390    $18.096
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $45.646            $45.601        $45.567    $40.036    $32.703    $27.201    $20.178    $20.390
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)          100,158                142        102,727     94,356     73,133     42,420     26,790     15,233
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1,
 1998)
Accumulation Unit Value at
 beginning of period            $10.849            $ 9.840        $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $10.277            $10.267        $10.849         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           12,308                 69          7,148         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
 SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $23.742            $24.985        $25.575    $22.682    $20.390    $17.476    $17.890    $15.173
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $24.799            $24.774        $23.742    $25.575    $22.682    $20.390    $14.476    $17.890
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           20,315                 35         23,582     21,602     17,031     10,603      7,152      5,066
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $21.305            $21.164        $19.959    $18.631    $18.448    $15.533    $16.277    $14.833
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $20.574            $20.554        $21.305    $19.959    $18.631    $18.448    $15.533    $16.277
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           16,827                 26         16,353     11,666     11,110      8,948      7,585      7,254
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
 GROWTH SUB-ACCOUNT
 (Inception date
 January 2, 1997)
Accumulation Unit Value at
 beginning of period            $13.403            $14.721        $11.451    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $21.164            $21.143        $13.403    $11.451         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           16,044                 71         12,815      6,948         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
 GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date
 January 2, 1997)
Accumulation Unit Value at
 beginning of period            $12.922            $14.490        $11.776    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $15.876            $15.861        $12.922    $11.777         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           14,449                 24         14,002      9,878         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date
 January 2, 1997)
Accumulation Unit Value at
 beginning of period            $11.226            $12.423        $ 9.850    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $22.468            $22.445        $11.226    $ 9.850         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            8,347                 16          7,123      6,510         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
 SUB-ACCOUNT
 (Inception date May 1,
 1998)
Accumulation Unit Value at
 beginning of period            $11.432            $12.179        $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $14.669            $14.655        $11.432         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           30,741                228         11,569         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                              WITHOUT THE     WITH THE OPTIONAL
                             OPTIONAL DEATH     DEATH BENEFIT
                                BENEFIT          (UNAUDITED)
                                  1999              1999            1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $ 1.538            $ 1.555        $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294    $ 1.277
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $ 1.591            $ 1.589        $ 1.538    $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)          266,227                377        177,635    122,079    147,638     66,283     38,819     12,916
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2,
 1994)
Accumulation Unit Value at
 beginning of period            $24.805            $26.455        $20.223    $16.635    $15.312    $10.718    $10.000         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $41.424            $41.383        $24.805    $20.223    $16.635    $15.312    $10.718         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           62.624                 59         62,749     59,879     50,976     16,971      2,699         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
 SUB-ACCOUNT
 (Inception date
 January 2, 1997)
Accumulation Unit Value at
 beginning of period            $12.151            $13.957        $11.597    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $12.014            $12.002        $12.151    $11.597         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           12,278                 20         12,727     10,226         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1,
 1998)
Accumulation Unit Value at
 beginning of period            $ 9.980            $11.045        $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $22.292            $22.270        $ 9.980         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            5,012                 45          1,672         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
 SUB-ACCOUNT
 (Inception date
 October 1, 1998)
Accumulation Unit Value at
 beginning of period            $12.497            $13.682        $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $15.712            $15.696        $12.497         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            4,978                 65          1,095         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period            $10.000            $10.000             --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $10.251            $10.241             --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              676                  6             --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date May 4,
 1992)
Accumulation Unit Value at
 beginning of period            $22.826            $22.609        $20.143    $16.072    $14.075    $10.889    $11.876    $10.618
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $22.360            $22.338        $22.826    $20.143    $16.072    $14.075    $10.889    $11.876
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           19,114                 18         19,598     17,569     17,006     14,307     11,859     11,003
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date
 January 2, 1997)
Accumulation Unit Value at
 beginning of period            $14.316            $15.604        $12.151    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $21.587            $21.566        $14.316    $12.151         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           14,524                 36         12,672      8,062         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date
 February 1, 1988)
Accumulation Unit Value at
 beginning of period            $55.426            $60.816        $45.197    $36.227    $32.520    $23.445    $23.530    $20.102
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $86.479            $86.393        $55.426    $45.197    $36.227    $32.520    $23.445    $23.530
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           52,779                 72         51,742     48,250     41,121     23,357     13,372      6,509
---------------------------------------------------------------------------------------------------------------------------------

HV-2736
33-73572